Long-Term Debt and Financial Liabilities	12 Months Ended
Dec. 31, 2025
Long-Term Debt and Financial Liabilities [Abstract]
Long-Term Debt and Financial Liabilities
12.	Long-Term Debt and Financial Liabilities:

(a)	Long-Term Debt

The amount of long-term debt shown in the accompanying consolidated balance sheets of December 31, 2024 and 2025, is analyzed as follows:

	Year Ended
Loan facilities	December 31, 2024	December 31, 2025
$50.0 Million Term Loan Facility (a)	$—	$50,000,000
€5.0 Million Term Loan (b)	3,657,056	4,705,240
€16.2 Million Term Loan (c)	—	15,155,723
€1.72 Million Term Loan (d)	—	1,736,708
Total long-term debt	$3,657,056	$71,597,671
Less: Deferred financing costs	—	(967,454)
Total long-term debt, net of deferred finance costs	$3,657,056	$70,630,217

Presented:
Current portion of long-term debt	$1,053,156	$5,886,012
Less: Current portion of deferred finance costs	—	(248,392)
Current portion of long-term debt, net of deferred finance costs	$1,053,156	$5,637,620

Non-Current portion of long-term debt	2,603,900	65,711,659
Less: Non-Current portion of deferred finance costs	—	(719,062)
Non-Current portion of long-term debt, net of deferred finance costs	$2,603,900	$64,992,597

a.	$50.0 Million Term Loan Facility

On October 13, 2025, four of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, owning the M/V Magic Ariel, M/V Magic Celeste, M/V Magic Mars and M/V Magic Starlight, entered into a sustainability-linked senior term loan facility in the amount of $50.0 million with Alpha Bank S.A (“Alpha Bank”). The facility was drawn down on October 24, 2025. This facility has a term of five years from the drawdown date, bears interest at rate of Term SOFR plus a margin, which may be adjusted based on the Company’s performance against certain sustainability-linked targets per annum and is repayable in twenty (20) equal quarterly installments of $950,000 each, plus a balloon installment of $31.0 million payable simultaneously with the last installment at maturity, on October 24, 2030.

The above facility is secured by, including but not limited to, a first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, an earnings account pledge, manager’s undertakings and is guaranteed by the Company. The borrowers are required to maintain an aggregate minimum liquidity of $1,000,000 in their pledged deposit accounts. The Company as guarantor is also required to (i) maintain a leverage ratio (as defined therein), that will not be higher than 70% until maturity and (ii) maintain free cash of not less than $500,000 per vessel in the fleet at all times. This facility’s net proceeds will be used for general corporate purposes. As of December 31, 2025, the outstanding balance of the loan is $50,000,000.

b.	€5 Million Term Loan

On November 20, 2024, MPC Maritime Holding GmbH entered into a term loan in the amount of up to €5.0 million ($5.27 million) with Ostfriesische Volksbank eG. The term loan was drawn down in a tranche of €3.5 million ($3.69 million) on December 9, 2024 and in a tranche of €1.5 million ($1.55 million) in January 2025. This term loan has a term of five years from the first date of the first installment payment (March 31, 2025), bears interest at a margin of 2.1% - 1.8% over EURIBOR (for drawings in Euro) and over SOFR (for drawings in US Dollar). It is repayable in twenty equal quarterly installments of €250,000 ($294,078) starting at March 31, 2025. The term loan is unsecured and is not subject to any covenants. For the year ended December 31, 2025, the weighted average interest rate was 4.36%. As of December 31, 2024, the outstanding balance of the loan was $3,657,056, including $12,056 accrued interest. As of December 31, 2025, the outstanding balance of the loan is $4,705,240.

c.	€16.2 Million Term Loan

In May 2022, Energiepark Heringen-Philippsthal WP HP GmbH & Co. KG (“EP Heringen”) entered into a credit facility with Commerzbank Aktiengesellschaft, Frankfurt am Main. The nominal value of the credit facility at inception was €16.21 million ($17.45 million) with a nominal fixed interest rate of 1.73% p.a. until March 2032. Thereafter, interest will adjust to a variable interest rate determined by reference to EURIBOR. The repayment of the loan is allocated over equal quarterly installments in the amount of €225,139 ($ 264,833) ending in December 2041. As of December 31, 2025, the outstanding balance of the loan is $15,155,723.

d.	€1.72 Million Term Loan

In May 2022, EP Heringen entered into a second credit facility for an amount of €1.72 million ($1.85 million) with Commerzbank Aktiengesellschaft, Frankfurt am Main. The nominal fixed interest rate of this facility is 2.68% p.a. until March 2032.  Thereafter, interest will adjust to a variable interest rate determined by reference to EURIBOR. The repayment of the loan is allocated over equal quarterly installments in the amount of €23,423 ($27,553) ending in September 2042.

This term loan and the  €16.2 Million Term Loan described above are, unsecured and unrestricted and are not subject to any covenants. As of December 31, 2025, the outstanding balance of the loan is $1,736,708.

As of December 31, 2024, both term loans with Commerzbank were presented as liabilities held for sale in the consolidated balance sheet as EP Heringen met the held for sale criteria (Note 7). In December 2025, these loans were reclassified to held and used.

e.	€5.0 million Revolving Credit Facility

On November 17, 2023, MPC Capital entered into a revolving credit facility in the amount of €5.0 million ($5.43 million) with VR Bank in Holstein eG until further notice. It bears interest at a margin of 1.5% over EURIBOR and is unsecured and is not subject to any covenants. As of December 31, 2025, the facility is not drawn.

f.	$11.0 Million Term Loan Facility

On November 22, 2019, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Spetses and Pikachu owning the M/V Magic P and the M/V Magic Moon, respectively, entered into the Company’s first senior secured term loan facility in the amount of $11.0 million with Alpha Bank S.A (“Alpha Bank”). The facility was drawn down in two tranches on December 2, 2019. This facility has a term of five years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in twenty (20) equal quarterly installments of $400,000 each, plus a balloon installment of $3.0 million payable simultaneously with the last installment at maturity, on December 2, 2024. On February 14, 2024, the Company entered into a first supplemental agreement with Alpha Bank pursuant to which, with effect from April 3, 2023, SOFR replaced LIBOR as the reference rate under the Company’s $11.0 million term loan facility and the margin was increased by a percentage of 0.045%, which is the equivalent of the positive difference as of April 3, 2023 between USD LIBOR and SOFR for the first rollover period commencing April 3, 2023 selected upon application of SOFR methodology. Such percentage will apply over the tenor of the loan going forward regardless of future rollover periods.

The above facility is secured by, including but not limited to, a first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the borrowers, an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and is guaranteed by the Company. The respective facility also contains certain customary minimum liquidity restrictions and financial covenants that require the borrowers to (i) maintain a certain level of minimum free liquidity per collateralized vessel, and (ii) meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the minimum free liquidity requirement referred to above to the aggregate principal amounts due under the facility. This facility’s net proceeds were partly used by the Company to repay a $7.5 million bridge loan on December 6, 2019, whereas the remainder of the proceeds was used for general corporate purposes including financing vessel acquisitions.

On January 16, 2024, Alpha Bank entered into a deed of partial release, with respect to the M/V Magic Moon, releasing and discharging the underlying borrower and all security created over the M/V Magic Moon in full after the settlement of the outstanding balance of $2.4 million pertaining to M/V Magic Moon’s tranche. The facility’s repayment schedule was adjusted accordingly.

On December 3, 2024, the Company fully repaid the outstanding amount of $1.6 million, thus as of December 31, 2024, this loan facility has been fully repaid.

g.	$15.29 Million Term Loan Facility

On January 22, 2021, pursuant to the terms of a credit agreement, two of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Pocahontas and Jumaru, entered into a $15.29 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in two tranches on January 27, 2021, is repayable in sixteen (16) equal quarterly installments of $471,000 each, plus a balloon installment in the amount of $7.8 million payable at maturity and bears interest at a margin over LIBOR per annum. On July 3, 2023, the Company entered into an amendment agreement to this facility providing that, with effect from July 3, 2023, the LIBOR-based interest rate was replaced by a replacement interest rate, i.e. Term SOFR, and the margin.

The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers (the M/V Magic Horizon and the M/V Magic Nova), pledge of bank accounts, charter assignments and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers, and is guaranteed by the Company. Pursuant to this facility, the Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain restricted cash balance with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary, for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the minimum liquidity deposits referred to above, (iii) the value of the dry-dock reserve accounts referred to above and (iv) any additional security provided, over the aggregate principal amount of the loan outstanding.

On March 8, 2024, Hamburg Commercial Bank AG entered into a deed of partial release, with respect to the M/V Magic Nova, releasing and discharging the underlying borrower and all security created over the M/V Magic Nova in full after the settlement of the outstanding balance of $4.9 million pertaining to M/V Magic Nova’s tranche. The facility’s repayment schedule was adjusted accordingly.

On May 28, 2024, Hamburg Commercial Bank AG entered into a deed of total release with respect to the M/V Magic Horizon, releasing and discharging the underlying borrower and all security created over the M/V Magic Horizon in full after the settlement of the outstanding balance of $4.5 million pertaining to M/V Magic Horizon’s tranche.

As of December 31, 2024, this loan facility has been fully repaid.

h.	$40.75 Million Term Loan Facility

On July 23, 2021, pursuant to the terms of a credit agreement, four of the Company’s wholly owned dry bulk vessel ship-owning subsidiaries, Liono, Snoopy, Cinderella and Luffy, entered into a $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG. The loan was drawn down in four tranches on July 27, 2021, is repayable in twenty (20) equal quarterly installments of $1,154,000 each, plus a balloon installment in the amount of $17.7 million payable at maturity simultaneously with the last installment and bears interest at a margin over LIBOR per annum. On July 3, 2023, the Company entered into an amendment agreement to its $40.75 million senior secured term loan facility with Hamburg Commercial Bank AG. With effect from July 3, 2023, the interest rate was replaced by a replacement interest rate, i.e. Term SOFR, and the margin.

The above facility contains a standard security package including first preferred mortgages on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, and a general assignment over the vessels’ earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers (the M/V Magic Thunder, M/V Magic Nebula and the M/V Magic Eclipse), and is guaranteed by the Company. The Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain minimum restricted cash balance with the lender (a specified portion of which shall be released to the borrowers following the repayment of the fourth installment with respect to all four tranches), to maintain and gradually fund certain dry-dock reserve accounts to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain negative covenants customary for facilities of this type. The credit agreement governing this facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the aggregate market value of the collateral vessels, (ii) the value of the dry-dock reserve accounts referred to above and, (iii) any additional security provided, over the aggregate principal amount outstanding of the loan. This facility’s net proceeds were used to fund vessel acquisitions in 2021 and for general corporate purposes.

On July 20, 2023, Hamburg Commercial Bank AG entered into a deed of partial release, with respect to the M/V Magic Twilight, releasing and discharging the underlying borrower and all securities created over the M/V Magic Twilight in full after the settlement of the outstanding balance of $7.91 million pertaining to M/V Magic Twilight’s tranche. The facility’s repayment schedule was adjusted accordingly.

On April 18, 2024, Hamburg Commercial Bank AG entered into a deed of partial release with respect to the M/V Magic Nebula, releasing and discharging the underlying borrower and all securities created over the M/V Magic Nebula in full, after the settlement of the outstanding balance of $7.0 million pertaining to M/V Magic Nebula’s tranche. The facility’s repayment schedule was adjusted accordingly.

On September 17, 2024, Hamburg Commercial Bank AG entered into a deed of total release with respect to the M/V Magic Thunder and M/V Magic Eclipse, releasing and discharging the underlying borrowers and all securities created over those vessels in full after the voluntary settlement of the outstanding balance of $13.8 million pertaining to M/V Magic Thunder’s and M/V Magic Eclipse’s tranches.

As of December 31, 2024, this loan facility has been fully repaid.

i.	$55.0 Million Term Loan Facility

On January 12, 2022, the Company entered into a $55.0 million senior secured term loan facility with Deutsche Bank AG (the “$55.0 Million Term Loan Facility”), through and secured by five of the Company’s dry bulk vessel owning subsidiaries, those owning the M/V Magic Starlight, M/V Magic Mars, M/V Magic Pluto, M/V Magic Perseus and the M/V Magic Vela, and guaranteed by the Company. The loan was drawn down in full in five tranches on January 13, 2022. This facility has a tenor of five years from the drawdown date, bears interest at a 3.15% margin over adjusted SOFR per annum and is repayable in (a) twenty (20) quarterly installments (installments 1 to 6 in the amount of $3,535,000, installments 7 to 12 in the amount of $1,750,000 and installments 13 to 20 in the amount of $1,340,000) and (b) a balloon installment in the amount of $12.57 million, such balloon installment payable at maturity together with the last repayment installment. This facility contains a standard security package including a first preferred cross-collateralized mortgage on the vessels owned by the borrowers, pledge of bank accounts, charter assignments, shares pledge, a general assignment over the vessel’s earnings, insurances, and any requisition compensation in relation to the vessel owned by the borrower, and managers’ undertakings and is guaranteed by the Company. Pursuant to the terms of this facility, the borrowers are subject to (i) a specified minimum security cover requirement, which is the maximum ratio of the aggregate principal amounts due under the facility to the aggregate market value of the mortgaged vessels plus the value of the dry-dock reserve accounts referred to below and any additional security, and (ii) to certain minimum liquidity restrictions requiring the Company to maintain certain blocked and free liquidity cash balances with the lender, to maintain and gradually fund certain dry-dock reserve accounts in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain customary, for this type of facilities, negative covenants. Moreover, the facility contains certain financial covenants requiring the Company as guarantor to maintain (i) a ratio of net debt to assets adjusted for the market value of the Company’s fleet of vessels, to net interest expense ratio above a certain level, (ii) an amount of unencumbered cash above a certain level and, (iii) the Company’s trailing 12 months EBITDA to net interest expense ratio not to fall below a certain level. This facility’s net proceeds are for acquisitions and for general corporate purposes.

On May 23, 2024, Deutsche Bank AG entered into a deed of partial release, with respect to the M/V Magic Vela, releasing and discharging the underlying borrower and all security created over the M/V Magic Vela in full, after the settlement of the outstanding balance of $4.3 million pertaining to M/V Magic Vela’s tranche. On the same date, the Company voluntarily prepaid $12.2 million in aggregate with respect to the remaining tranches under this facility from the proceeds of the sale of M/V Magic Vela. Following the prepayments, the facility was repayable in 10 quarterly installments (installments 1 to 3 in the amount of $1,487,500, installments 4 to 9 in the amount of $1,139,000 and installment 10 in the amount of $802,500).

On September 3, 2024, Deutsche Bank AG entered into a deed of release with respect to the M/V Magic Starlight, M/V Magic Mars, M/V Magic Pluto and M/V Magic Perseus, releasing and discharging the underlying borrowers and all security created over those vessels in full, after the voluntary settlement of the outstanding balance of $10.6 million pertaining to M/V Magic Starlight’s, M/V Magic Mars’s, M/V Magic Pluto’s and M/V Magic Perseus’s tranches.

As of December 31, 2024, this loan facility has been fully repaid.

j.	$22.5 Million Term Loan Facility

On November 22, 2022, the Company entered into a $22.5 million senior secured term loan facility with Chailease Singapore (the “$22.5 Million Term Loan Facility”), through and secured by two of the Company’s wholly owned containership owning subsidiaries, those owning the M/V Ariana A and the M/V Gabriela A. The facility was drawn down in two tranches of $11.25 million each on November 28, 2022, and December 7, 2022, respectively. This facility has a term of five years from the drawdown date of each tranche, bears interest at a 3.875% margin over SOFR per annum and each tranche is repayable in sixty (60) consecutive monthly installments (installments 1 to 9 in the amount of $250,000, installments 10 to 12 in the amount of $175,000, installments 13 to 59 in the amount of $150,000 and a balloon installment in the amount of $1,425,000 payable at maturity). The above facility is secured by first preferred mortgage and first priority general and charter assignment covering earnings, insurances, requisition compensation and any charter and charter guarantee over the vessels owned by the borrowers, shares security deed relating to the shares of the vessels’ owning subsidiaries, managers’ undertakings and is guaranteed by the Company. Pursuant to the terms of this facility, the Company is also subject to certain negative covenants customary for this type of facility and a certain minimum liquidity restriction requiring the borrowers to maintain a certain cash collateral deposit in an account held by the lender. This facility’s net proceeds were used to fund the acquisitions of the M/V Ariana A and the M/V Gabriela A and for general corporate purposes.

On August 7, 2024, the Company prepaid in full the amount of $14.6 million remaining outstanding at that date. On August 14, 2024, Chailease International Financial Services (Singapore) Pte., Ltd entered into a deed of release with respect to the M/V Ariana A and M/V Gabriela A, releasing and discharging the underlying borrowers and all security created over those vessels in full after the settlement of the outstanding balance of $14.6 million.

As of December 31, 2024, this loan facility has been fully repaid

As of December 31, 2025, the Company was in compliance with all financial covenants prescribed in its debt agreements.

Restricted cash, current as of December 31, 2025, represent retention deposits required under certain of our loan facilities.

The annual principal payments for the Company’s outstanding debt arrangements as of December 31, 2025, on an undiscounted basis, required to be made after the balance sheet date, are as follows:

Twelve-month period ending December 31,	Amount
2026	$6,145,855
2027	6,145,855
2028	6,145,855
2029	6,145,855
2030 and thereafter	48,917,199
Total long-term debt	$73,500,619
Less: unamortized debt discount	(1,902,948)
Less: current portion of long-term debt	(5,886,012)
Long-term debt, non-current	$65,711,659

The weighted average interest rate on the Company’s long-term debt for the years ended December 31, 2023, 2024 and 2025 was 8.5%, 8.7% and 1.77% respectively.

Total interest incurred on long-term debt and amortization of interest for the years ended December 31, 2023, 2024 and 2025, amounted to $9.8 million, $3.7 million and $0.9 million respectively, and is included in Interest and finance costs’ (Note 24) in the accompanying consolidated statements of comprehensive income.

(b)	Financial Liabilities

The amount of financial liabilities shown in the 2025 accompanying consolidated balance sheet is analyzed as follows:

Year Ended
Financial Liabilities	December 31, 2025
Financial liabilities	$13,981,920
Total long-term financial liabilities	$13,981,920
Less: Deferred financing costs	(386,160)
Total long‐term financial liabilities, net of deferred finance costs	$13,595,760

Presented:
Current portion of long-term financial liabilities	$1,668,050
Less: Current portion of deferred finance costs	(119,060)
Current portion of long‐term financial liabilities, net of deferred finance costs	$1,548,990

Non-Current portion of long‐term financial liabilities	12,313,870
Less: Non-Current portion of deferred finance costs	(267,100)
Non-Current portion of long‐term financial liabilities, net of deferred finance costs	$12,046,770

On July 11, 2025, the Company entered into a sale and leaseback agreement with an unaffiliated Japanese counterparty for the M/V Magic Thunder, a 2011-built Kamsarmax bulk carrier vessel, for an aggregate amount of $14,640,000. The vessel was delivered to its buyers on July 29, 2025 and the Company chartered in the vessel under bareboat charter party for a period of five years, and has a purchase option beginning at the end of the second year of vessel’s bareboat charter period, or each year thereafter, until the termination of the lease, at specific prices, subject to irrevocable and written notice to the owner. If not repurchased earlier, the Company has the option to repurchase the vessel for $6,295,180 on the expiration of the lease on the fifth year.

On December 29, 2025, the Company entered into a sale and leaseback agreement with an unaffiliated Japanese counterparty for the M/V Magic Perseus, a 2013-built Kamsarmax bulk carrier vessel, for an aggregate amount of $15,600,000. The vessel was delivered to its buyers on January 22, 2026 and the Company chartered in the vessel under bareboat charter party for a period of eleven years, including a put option for the counterparty at the end of year eight, and a purchase option for the Company beginning at the end of the second year of the bareboat charter period. If not repurchased earlier, the Company has the option to repurchase the vessel at no additional cost, on the expiration of the lease on the eleventh year.

The Company determined that, under ASC 842-40 Sale and Leaseback Transactions, both vessel transactions are failed sales and consequently the assets were not derecognized from the financial statements and the proceeds from the sale of the vessels were accounted for as financial liabilities. As of December 31, 2025, only the proceeds from M/V Magic Thunder are included as financial liabilities in the consolidated balance sheets, as the transaction for M/V Magic Perseus was concluded after year-end. As of December 31, 2025, the average remaining lease term of the above sale and leaseback agreement was 4.5 years and the average interest rate was 6.23%.

As of December 31, 2025, and throughout the term of the leases, the Company has annual financial liabilities as shown in the table below:

Twelve-month period ending December 31,	Amount
2026	$1,668,050
2027	1,668,050
2028	1,672,620
2029	1,668,050
2030 and thereafter	7,305,150
Total long-term financial liabilities	$13,981,920